Stockholders’ (Deficiency)/Equity (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Equity [Abstract]
Warrants to purchase common stock outstanding
Warrants
Outstanding, August 1, 2013	238,229,939
Less: Exercised	2,166,666
Outstanding, October 31, 2013	236,063,273

As of July 31, 2013, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

8,470,661	$0.76		December 15, 2014
3,413,928	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
5,157,813	$1.00		March 15, 2015
102,016,744	$0.03		March 31, 2016*
2,508,560	$0.03		July 11, 2016*
27,272,720	$0.03		September 30, 2016*
7,500,000	$0.03		February 1, 2017*
16,389,512	$0.03		August 10, 2017*
24,166,666	$0.03		December 12, 2017*
40,833,335	$0.03		June 17, 2018*
238,229,939

* Subject to price protection provisions as described below.

Stockholders’ deficiency transactions

			Additional	Change to
	Common Stock		Paid-In	Stockholders
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	18,666,665	$18,667	$(18,667)	$0
Issuance of common stock as make-whole payments on convertible preferred stock	5,201,739	5,202	145,998	151,200
Issuance of common stock for services	616,667	617	37,883	38,500
Issuance of common stock as employee compensation	4,333,333	4,333	125,667	130,000
Issuance of common stock for cash warrant exercises	2,166,666	2,166	110,676	112,842
Issuance of options in lieu of deferred salary	—	—	257,505	257,505
Amortization of stock options as employee compensation	—	—	5,365	5,365
Total	30,985,070	$30,985	$664,427	$ $ 695,412

Accounting allocation of initial proceeds
Accounting allocation of initial proceeds
Net proceeds	$1,165,000
Derivative warrant liability fair value	(1,189,744)
Derivative additional investment rights fair value	(1,264,683)
Make whole payments liability	(330,750)
Deemed dividend	$(1,620,177)